DERIVATIVE LIABILITIES - SVB Warrants (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disclosure of derivative liabilities
Amount of derivative liability change in fair value		$ 1,469	$ 151,095	$ 7,305,746
SVB
Disclosure of derivative liabilities
Amount of term credit loan	$ 8,000,000
Number of warrants granted	7,477
Exercise price of warrants	$ 42.80
Liquidity discount	20.00%
Derivative liability fair value		1,659	1,969
Amount of derivative liability change in fair value		$ 310	$ 8,306